Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 5,671	$ 2,616
Restricted cash		8
Inventories	621	375
Trade receivables, net	1,547	1,373
Other accounts receivable	1,566	2,570
Total current assets	9,405	6,942
Intangible asset - patent, net	2,115	2,207
Goodwill	1,188	1,188
Property, plant and equipment, net	2,059	2,357
Total non-current assets	5,362	5,752
Total Assets	14,767	12,694
Current liabilities
Short term loan and current portion of long-term loans	1,155	1,403
Lease liability	257	281
Trade payables	2,692	2,224
Deferred revenues		1,373
Other accounts payable	840	956
Total current liabilities	4,944	6,237
Lease liability	447	605
Long term loans	289	341
Provisions	1,466	1,447
Warrant Liability (note 3)	6,249	1,142
Severance payment, net	31	33
Total non-current liabilities	8,482	3,568
Total liabilities	13,426	9,805
Shareholders’ equity (note 4)
Share capital and additional paid in capital	52,944	43,452
Warrant Reserve	30,863	30,863
Accumulated other comprehensive income	(1,409)	(1,634)
Accumulated deficit	(77,936)	(67,395)
Total equity including non-controlling interest	4,462	5,286
Non-controlling interest	(3,121)	(2,397)
Total shareholders’ equity	1,341	2,889
Total liabilities and shareholders’ equity	$ 14,767	$ 12,694